Equity Accounted Investees, Other Investments and Non-Current Accounts Receivable - Summary of Main Investments in Common Shares of Associates (Detail) - MXN ($) $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Investments		$ 9,492	$ 8,572
Book value at acquisition date		7,218	6,957
Changes in stockholders' equity		$ 2,274	1,615
Camcem [member]
Disclosure of associates [line items]
Name of associate		Camcem, S.A. de C.V.
Activity		Cement
Country		Mexico
Investment, percentage		40.10%
Investments		$ 4,087	3,618
Concrete Supply Co. LLC [member]
Disclosure of associates [line items]
Name of associate		Concrete Supply Co. LLC
Activity		Concrete
Country		United States
Investment, percentage		40.00%
Investments		$ 1,306	$ 1,192
Lehigh White Cement Company [member]
Disclosure of associates [line items]
Name of associate		Lehigh White Cement Company
Activity		Cement
Country		United States
Investment, percentage		36.80%	24.50%
Investments		$ 1,172	$ 375
Akmenes Cementas AB [member]
Disclosure of associates [line items]
Name of associate		Akmenes Cementas AB
Activity		Cement
Country		Lithuania
Investment, percentage		37.80%
Investments		$ 527	585
ABC Capital, S.A. Institucion de Banca Multiple [member]
Disclosure of associates [line items]
Name of associate		ABC Capital, S.A. Institución de Banca Múltiple
Activity		Financing
Country		Mexico
Investment, percentage	33.90%	0.00%
Investments		$ 0	228
Societe Meridionale de Carrieres [member]
Disclosure of associates [line items]
Name of associate		Société Méridionale de Carrières
Activity		Aggregates
Country		France
Investment, percentage		33.30%
Investments		$ 318	367
Societe d Exploitation de Carrieres [member]
Disclosure of associates [line items]
Name of associate		Société d'Exploitation de Carrières
Activity		Aggregates
Country		France
Investment, percentage		50.00%
Investments		$ 306	318
Cemento Interocenico Sa [member]
Disclosure of associates [line items]
Name of associate		Cemento Interoceánico S.A.
Activity		Cement
Country		Panama
Investment, percentage		25.00%
Investments		$ 160	168
Other companies [member]
Disclosure of associates [line items]
Name of associate		Other companies
Activity		0
Country		0
Investment, percentage		0.00%
Investments		$ 1,616	$ 1,721